Additional Information of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	Mar. 31, 2021	Jan. 04, 2021	Oct. 15, 2020	Dec. 31, 2019
Consolidation of Eventer Ltd upon gain of control:
Goodwill			$ 296
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents
Current liabilities				(73)
Transaction costs				(89)
Effect on equity items				(3,040)
Cash obtained in connection with transaction with non-controlling interest				$ 3,202
Eventer Ltd
Consolidation of Eventer Ltd upon gain of control:
Other receivables			35
Property and equipment			1
Goodwill			296
Technology - net			199
Trade payable			(2)
Liability to event producers			(689)
Non-controlling interest			(381)
Cash obtained in connection with acquisition			$ (541)
ScoutCam Inc
Consolidation of Eventer Ltd upon gain of control:
Working capital other than cash	$ 340
Property and equipment	(370)
Lease liability- long term	144
ScoutCam investment in fair value	11,843
ScoutCam warrants	97
Derecognition of non-controlling interests	2,760
Gain arising from deconsolidation upon loss of control	(11,562)
Net cash deconsolidated upon loss of control	$ 3,252
Jeffs’ Brands Ltd
Consolidation of Eventer Ltd upon gain of control:
Goodwill		$ 563
Net working capital other than cash and inventory		(1,576)
Intangible assets		1,312
Related party loans fair value adjustment		98
Inventory		778
deferred tax liability		(188)
Non-controlling interest		(1,156)
Non-cash consideration		(71)
Cash obtained in connection with acquisition		$ (240)